Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 132,657,150
Previously Paid Amount	12,192.66
Total Fee Amount	19,468.60
Total Offset Amount		[1]
Net Fee	$ 7,275.94

[1]	Represents the total of the fee offsets claimed pursuant to Rule 457(p) under the Securities Act for the portion of registration fee previously paid with respect to the unsold securities of the Registrant, as set forth in Table 2.